UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Tanaka Capital Management, Inc.
Address:	230 Park Avenue
		Suite 960
		New York, NY  10169

13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  November 9, 1999

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

 				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		43

FORM 13F Information Table Value Total:	$87,439,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommun., Inc           COM              000886101     1254    29890 SH       SOLE                    12165             17725
AFLAC Inc.                     COM              001055102     4818   115054 SH       SOLE                    94054             21000
ASM Lithography NYS            COM              N07059111     5084    75805 SH       SOLE                    45305             30500
Amdocs                         COM              G02602103      512    24400 SH       SOLE                                      24400
Anadarko Petroleum             COM              032511107     2382    77950 SH       SOLE                    37950             40000
Best Software                  COM              086579109     1736    87875 SH       SOLE                    50750             37125
Biovail Corporation Int'l      COM              09067K106     2584    50921 SH       SOLE                    33776             17145
Brigham Exploration            COM              109178103      174    75275 SH       SOLE                    44825             30450
Business Objects ADR           COM              12328X107     9290   157465 SH       SOLE                    95535             61930
Deswell Inds. Inc.             COM              250639101     1289   108540 SH       SOLE                    63790             44750
Federal Nat'l Mtg.             COM              313586109      980    15630 SH       SOLE                     9130              6500
Flir Systems                   COM              302445101     2288   176878 SH       SOLE                    79928             96950
Garden Ridge                   COM              36541P104      821   113280 SH       SOLE                    22955             90325
Home Depot                     COM              437076102      475     6920 SH       SOLE                     6920
IBM                            COM              459200101      211     1746 SH       SOLE                     1746
ICN Pharmaceuticals            COM              448924100     1726   100405 SH       SOLE                    46980             53425
IHOP Corp                      COM              449623107     2700   133311 SH       SOLE                    77311             56000
Intel Corp.                    COM              458140100     7744   104203 SH       SOLE                    95603              8600
Johnson & Johnson              COM              478160104      251     2730 SH       SOLE                     2730
KV Pharmaceutical Cl A         COM              482740206     4852   259633 SH       SOLE                   155233            104400
Lehman Brothers Hldgs          COM              524908100      269     4600 SH       SOLE                                       4600
Lilly Eli                      COM              532457108      488     7595 SH       SOLE                     7595
MFC Bancorp                    COM              55271X103     2915   315118 SH       SOLE                   167923            147195
NFO Worldwide Inc.             COM              62910N108     2300   180370 SH       SOLE                   102645             77725
Nextel Communications          COM              65332V103     1482    21861 SH       SOLE                     6946             14915
Novellus Systems               COM              670008101     7754   114974 SH       SOLE                    83024             31950
Paine Webber Group             COM              695629105     1087    30000 SH       SOLE                                      30000
Papa John's Int'l              COM              698813102      867    21030 SH       SOLE                                      21030
Pfizer                         COM              717081103     2912    81159 SH       SOLE                    67659             13500
Philip Morris Cos.             COM              718154107      277     8098 SH       SOLE                     8098
Procter & Gamble               COM              742718109      448     4780 SH       SOLE                     4780
QUALCOMM                       COM              747525103     4416    23343 SH       SOLE                    14228              9115
Schering Plough                COM              806605101      891    20425 SH       SOLE                    12525              7900
Seitel Inc.                    COM              816074306     2115   216905 SH       SOLE                   123925             92980
Sonex Research                 COM              835448101        4    13000 SH       SOLE                    13000
Staples Inc.                   COM              855030102     1445    66254 SH       SOLE                    27417             38837
Thomas Group, Inc.             COM              884402108     1013   121890 SH       SOLE                    69615             52275
Three-Five Systems             COM              88554L108     2489   112480 SH       SOLE                    67005             45475
TownPagesNet.Com               COM              892179102     1039   129865 SH       SOLE                    79680             50185
Toys R Us Inc                  COM              892335100     1269    84575 SH       SOLE                    17275             67300
Viragen Inc.                   COM              927638106      139   244320 SH       SOLE                   199820             44500
Vulcan Materials Co.           COM              929160109      212     5800 SH       SOLE                                       5800
Warner Lambert                 COM              934488107      438     6600 SH       SOLE                     6600